Trade and other receivables - non-current - Summary of non-current assets - trade and other receivables noncurrent (Detail) - AUD ($)	Dec. 31, 2022	Jun. 30, 2022
Disclosure of detailed information about trade and other receivables noncurrent [line items]
Trade and other receivables - non-current	$ 3,715,248	$ 7,300,870
GBM agile deposit [member]
Disclosure of detailed information about trade and other receivables noncurrent [line items]
Trade and other receivables - non-current	3,672,325	7,257,947
Corporate credit card deposit [member]
Disclosure of detailed information about trade and other receivables noncurrent [line items]
Trade and other receivables - non-current	$ 42,923	$ 42,923